Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 184.1	€ 174.3	€ 103.3
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Provisions	€ 184.1	169.8	98.8
Provision for pension obligation
Disclosure of other provisions [line items]
Provisions		€ 4.5	€ 4.5